COVER PAGE	May 12, 2025
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-08895
Entity Tax Identification Number	33-0091377
Entity Address, Address Line One	4600 South Syracuse Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	428-5050
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	DOC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000765880
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	N/A